CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total net revenues	¥ 3,706,122	$ 537,337	¥ 5,839,973	¥ 5,233,170
Total cost of revenues	(1,187,370)	(172,152)	(1,941,177)	(1,869,145)
Gross profit	2,518,752	365,185	3,898,796	3,364,025
Operating expenses:
Fulfilment expenses	(269,886)	(39,130)	(434,018)	(425,052)
Selling and marketing expenses	(2,330,480)	(337,888)	(4,005,589)	(3,412,159)
General and administrative expenses	(720,409)	(104,449)	(941,347)	(2,142,973)
Research and development expenses	(126,875)	(18,395)	(142,086)	(66,512)
Total operating expenses	(3,447,650)	(499,862)	(5,523,040)	(6,046,696)
Loss from operations	(928,898)	(134,677)	(1,624,244)	(2,682,671)
Financial income	34,656	5,025	45,658	14,313
Foreign currency exchange losses	(35,357)	(5,126)	(1,751)	(2,774)
Income (loss) from equity method investments, net	12,548	1,819	5,978	(293)
Impairment loss of investments	(5,078)	(736)	(1,375)
Other (expenses) income, net	103,501	15,006	27,775	(10,020)
Loss before income tax expenses	(818,628)	(118,689)	(1,547,959)	(2,681,445)
Income tax (expenses) benefit	(2,705)	(392)	921	(6,970)
Net loss	(821,333)	(119,081)	(1,547,038)	(2,688,415)
Less: Net loss attributable to non-controlling interests and redeemable non-controlling interests	(5,962)	(864)	(6,304)	(608)
Net loss attributable to the Yatsen Holding Limited's shareholders	(815,371)	(118,217)	(1,540,734)	(2,687,807)
Accretion to preferred shares | ¥				(242,209)
Deemed dividends due to modification of preferred shares | ¥				(1,054,220)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (815,371)	$ (118,217)	¥ (1,540,734)	¥ (3,984,236)
Net loss per ordinary share
Net loss per ordinary share-basic | (per share)	¥ (0.34)	$ (0.05)	¥ (0.61)	¥ (4.78)
Net loss per ordinary share-diluted | (per share)	¥ (0.34)	$ (0.05)	¥ (0.61)	¥ (4.78)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Ordinary shares—basic | shares	2,372,728,777	2,372,728,777	2,526,833,201	833,714,126
Ordinary shares—diluted | shares	2,372,728,777	2,372,728,777	2,526,833,201	833,714,126